United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated Stock Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Stock Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS—98.3%
		Basic Industries— 3.2%
89,119		Allegheny Technologies, Inc.	$2,413,343
17,584		Ashland, Inc.	582,734
5,445		Ball Corp.	263,320
36,512		Carpenter Technology Corp.	682,409
58,574		Commercial Metals Corp.	968,814
50,792		Eastman Chemical Co.	2,522,331
12,946		FMC Corp.	629,693
		TOTAL	8,062,644
		Capital Goods— 10.6%
69,573		Boeing Co.	2,985,377
14,084		Flowserve Corp.	1,137,565
67,546		General Dynamics Corp.	3,741,373
21,681		Grainger (W.W.), Inc.	1,949,339
62,012		Illinois Tool Works, Inc.	2,514,586
10,984		L-3 Communications Holdings, Inc.	829,292
42,774		Lockheed Martin Corp.	3,197,784
42,285		Molex, Inc.	750,982
57,355		Northrop Grumman Corp.	2,556,886
10,924		Parker-Hannifin Corp.	483,715
7,890		Raytheon Co.	370,435
35,834	1	Terex Corp.	543,960
37,782		Trinity Industries, Inc.	527,437
90,496		United Technologies Corp.	4,929,317
		TOTAL	26,518,048
		Consumer Cyclicals— 7.5%
61,672	1	BJ's Wholesale Club, Inc.	2,056,761
268,230		Gap (The), Inc.	4,377,514
44,637		RadioShack Corp.	692,320
166,787	1	Sears Holdings Corp.	11,064,649
27,313	1	Vail Resorts, Inc.	781,425
		TOTAL	18,972,669
		Consumer Durables— 0.5%
34,094		Genuine Parts Co.	1,207,609
		Consumer Staples— 7.4%
20,606		Campbell Soup Co.	639,404
132,865		Kraft Foods, Inc., Class A	3,765,394
194,730		Procter & Gamble Co.	10,809,462
180,024		Safeway Inc.	3,407,855
		TOTAL	18,622,115
		Energy— 24.8%
132,215		Apache Corp.	11,099,449
151,428		Chevron Corp.	10,519,703
234,163		ConocoPhillips	10,235,265
121,519		ENSCO International, Inc.	4,604,355
19,462	1	Exterran Holdings, Inc.	338,444
312,435		Marathon Oil Corp.	10,076,029
76,942	1	Mirant Corp.	1,389,572
41,672	1	Newfield Exploration Co.	1,638,960
236,645		Noble Corp.	8,012,800
54,191		Pioneer Natural Resources, Inc.	1,547,153
14,782	1	Seacor Holdings, Inc.	1,174,873
68,848		Sunoco, Inc.	1,699,857
		TOTAL	62,336,460
		Financials Services— 16.2%
130,884		Allstate Corp.	3,522,088
8,384		Ameriprise Financial, Inc.	233,075
10,536	1	Arch Capital Group Ltd.	655,234
15,556		Assurant, Inc.	396,989
20,539		Axis Capital Holdings Ltd.	584,540
18,435		Berkley, W. R. Corp.	428,245
131,111		Chubb Corp.	6,054,706
58,482		CIGNA Corp.	1,660,889
5,931		Endurance Specialty Holdings Ltd.	197,918
22,874		Everest Re Group Ltd.	1,834,952
66,937		Goldman Sachs Group, Inc.	10,930,812
7,566		Hanover Insurance Group, Inc.	297,420
10,010		HCC Insurance Holdings, Inc.	251,251
74,911		Loews Corp.	2,248,828
15,268		RenaissanceRe Holdings Ltd.	767,217
221,076		The Travelers Cos., Inc.	9,521,743
16,547		Torchmark Corp.	646,326
22,334		Unum Group	419,209
		TOTAL	40,651,442
		Health Care— 8.1%
75,032		Aetna, Inc.	2,023,613
42,052		AmerisourceBergen Corp.	829,266
72,671	1	Amgen, Inc.	4,528,130
75,902	1	Health Net, Inc.	1,026,954
25,029		McKesson HBOC, Inc.	1,280,233
135,590		UnitedHealth Group, Inc.	3,804,655
11,420		Universal Health Services, Inc., Class B	635,066
85,493	1	Wellpoint, Inc.	4,500,352
38,485	1	Zimmer Holdings, Inc.	1,793,401
		TOTAL	20,421,670
		Information Technology — 3.6%
90,306	1	Arrow Electronics, Inc.	2,327,186
19,836	1	DST Systems, Inc.	879,330
84,553	1	Ingram Micro, Inc., Class A	1,422,181
60,637	1	Lexmark International Group, Class A	878,024
45,922		Maxim Integrated Products, Inc.	813,738
57,443	1	Novellus Systems, Inc.	1,124,160
47,750	1	Tech Data Corp.	1,667,907
		TOTAL	9,112,526
		Public Utilities— 8.4%
153,032		Edison International	4,945,994
61,897		Energen Corp.	2,557,584
50,241		National Fuel Gas Co.	2,038,780
217,055		Sempra Energy	11,380,194
12,397		Telephone and Data Systems, Inc.	319,099
		TOTAL	21,241,651
		Transportation— 7.4%
23,352		Alexander and Baldwin, Inc.	682,346
53,893		CSX Corp.	2,162,187
245,592		Norfolk Southern Corp.	10,621,854
29,658		Overseas Shipholding Group, Inc.	1,018,752
54,095		Ryder System, Inc.	1,900,357
38,144		Union Pacific Corp.	2,194,043
		TOTAL	18,579,539
		Undefined— 0.6%
6,159		Allied World Assurance Holdings Ltd.	267,670
26,180	1	Corrections Corp. of America	451,867
30,127	1	Discovery Communications Inc.	738,112
		TOTAL	1,457,649
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,473,345)	247,184,022
		MUTUAL FUND—1.7%
		Financials— 1.7%
4,383,588	2,3	Federated Prime Value Obligations Fund, Institutional Shares, 0.53% (AT NET ASSET VALUE)	4,383,588
		TOTAL INVESTMENTS —100.0% (IDENTIFIED COST $214,856,933) 4

251,567,610

OTHER ASSETS AND LIABILITIES—NET—0.0%5

105,488

TOTAL NET ASSETS—100%

$
251,673,098

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At July 31, 2009, the cost of investments for federal tax purposes was $214,856,933.  The net unrealized appreciation from investments was $36,710,677. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,151,248 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,440,571.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 Quoted Prices And Investments In Mutual Funds	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity securities
Domestic	$ 235,448,232	$-	$-	$ 235,448,232
International	11,735,790	-	-	11,735,790
Mutual Fund	4,383,588	-	-	4,383,588
Total securities	$ 251,567,610	$-	$-	$ 251,567,610

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009